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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07870


                   	  Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Real Estate Shares
           SCHEDULE OF INVESTMENTS  9/30/2008 (unaudited)

Shares                                                                Value

           COMMON STOCKS - 96.7 %
           Consumer Services - 1.3 %
           Hotels, Resorts & Cruise Lines - 1.3 %
77,700     Starwood Hotels & Resorts Worldwide, Inc.               $2,186,478
           Total Consumer Services                                 $2,186,478
           Real Estate - 95.4 %
           Diversified Real Estate Activities - 2.3 %
242,000    Brookfield Properties Corp.                             $3,833,280
           Diversified Real Estate Investment Trusts - 8.8 %
134,900    Liberty Property Trust (b)                              $5,078,985
31,300     PS Business Parks, Inc. *                                1,802,880
86,000     Vornado Realty Trust (b)                                 7,821,700
                                                                   $14,703,565
           Industrial Real Estate Investment Trusts - 9.2 %
84,600     AMB Property Corp. (b)                                  $3,832,380
364,700    DCT Industrial Trust, Inc. (b)                           2,731,603
86,900     Dupont Fabros Technology, Inc.                           1,325,225
92,600     First Potomac Realty Trust                               1,591,794
144,700    ProLogis Trust (b)                                       5,971,769
                                                                   $15,452,771
           Office Real Estate Investment Trusts - 13.4 %
88,600     BioMed Property Trust, Inc.                             $2,343,470
99,900     Boston Properties, Inc. (b)                              9,356,634
92,400     Brandywine Realty Trust (b)                              1,481,172
66,700     Corporate Office Properties Trust (b)                    2,691,345
39,100     Digital Realty Trust, Inc. (b)                           1,847,475
206,500    HRPT Properties Trust (b)                                1,422,785
69,100     Kilroy Realty Corp. (b)                                  3,302,289
                                                                   $22,445,170
           Residential Real Estate Investment Trusts - 15.0 %
105,666    Apartment Investment & Management Co. (b)               $3,700,423
62,100     AvalonBay Communities, Inc. * (b)                        6,111,882
96,900     Camden Property Trust * (b)                              4,443,834
231,200    Equity Residential Property Trust (b)                    10,267,592
26,200     UDR, Inc. (b)                                             685,130
                                                                   $25,208,861
           Retail Real Estate Investment Trusts - 28.9 %
152,400    Developers Diversified Realty Corp. (b)                 $4,829,556
70,300     Federal Realty Investment Trust (b)                      6,017,680
110,000    General Growth Properties, Inc. (b)                      1,661,000
95,800     Kimco Realty Corp. (b)                                   3,538,852
117,600    Kite Realty Group Trust                                  1,293,600
33,000     Realty Income Corp. (b)                                   844,800
96,100     Regency Centers Corp. (b)                                6,408,909
157,100    Simon Property Group (b)                                 15,238,700
51,200     Taubman Centers, Inc.                                    2,560,000
97,100     The Macerich Co. (b)                                     6,180,415
                                                                   $48,573,512
           Specialized Real Estate Investment Trusts - 17.8 %
185,500    Ashford Hospitality Trust (b)                           $ 751,275
142,700    Extra Space Storage, Inc. (b)                            2,191,872
90,000     HCP, Inc.                                                3,611,700
353,600    Host Hotels & Resorts, Inc. (b)                          4,699,344
166,000    Nationwide Health Properties, Inc. (b)                   5,972,680
178,500    Omega Healthcare Investors, Inc.                         3,509,310
93,000     Public Storage, Inc.                                     9,207,930
                                                                   $29,944,111
           TOTAL COMMON STOCKS
           (Cost  $124,857,053)                                   $162,347,748

           TEMPORARY CASH INVESTMENTS - 28.1 %
           Repurchase Agreement - 2.8 %
950,000 Bank of America, 0.5%, dated 9/30/08, repurchase price of $944,517 plus accrued interest on 10/1/08 collateralized by the following:

           $447,874 U.S. Treasury Bill, 0.0%, 1/15/09
           $496,642 U.S. Treasury Note, 3.875%, 5/15/10            $ 950,000

950,000    Bank of America, 1.80%, dated 9/30/08, repurchase price
           of $950,000 plus accrued interest on 10/1/08 collateralized by
           $1,050,735 Freddie Mac Giant, 5.5%, 1/1/38                950,000

960,000 Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $960,000 plus accrued interest on 10/1/08 collateralized by the following:

           $1,174,739 Federal National Mortgage Association, 5.0%, 3/1/21 -
2/1/36
           $142,654 Freddi Mac Giant, 5.0%, 8/1/36                   960,000

960,000 Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $960,000 plus accrued interest on 10/1/08 collateralized by the following:

           $426,376Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $16,745 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37
           $51,484 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
           $906,358 Federal National Mortgage Association, 5.0-7.0%,
                5/1/20-9/1/47                                        960,000

950,000    JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $950,000 plus accrued interest on 10/1/08 collateralized by $1,079,194 Federal National Mortgage Association, 4.5 - 6.5%,
           6/1/23 - 9/1/38                                           950,000
                                                                   $4,770,000
Principal
Amount ($)                                                            Value
           SECURITY LENDING COLLATERAL  - 25.3% (c)
           Certificates of Deposit:
735,892    Citibank, 2.73%, 10/30/08                               $735,892
735,892    Abbey National Plc, 3.15%, 8/13/09                       735,892
736,240    Banco Santander NY, 3.09%, 12/22/08                      736,240
735,718    Bank of Nova Scotia, 3.18%, 5/5/09                       735,718
264,841    Bank of Scotland NY, 2.89%, 11/4/08                      264,841
1,175,170  Bank of Scotland NY, 3.03%, 6/5/09                       1,175,170
1,324,605  Barclays Bank, 3.18%, 5/27/09                            1,324,605
1,471,783  BNP Paribas NY,  2.72% 11/3/08                           1,471,783
146,980    Calyon NY, 2.69%, 1/16/09                                146,980
86,704     Calyon NY, 2.69%, 1/16/09                                 86,704
1,324,605  DNB NOR Bank ASA NY, 2.9%, 6/8/09                        1,324,605
1,348,154  Intesa SanPaolo S.p.A., 2.72%, 5/22/09                   1,348,154
85,139     NORDEA NY, 2.72%, 4/9/09                                  85,139
70,597     NORDEA NY, 2.73%, 12/1/08                                 70,597
1,103,838  Royal Bank of Canada NY, 3.0%, 8/7/09                    1,103,838
735,892    Bank of Scotland NY, 3.06%, 3/5/09                       735,892
441,617    Bank of Scotland NY, 2.96%, 11/3/08                      441,617
1,471,783  Societe Generale, 3.28%, 9/4/09                          1,471,783
146,964    Skandinavian Enskilda Bank NY, 3.06%, 2/13/09            146,964
1,324,605  Svenska Bank NY, 2.7%, 7/8/09                            1,324,605
441,535    Toronto Dominion Bank NY, 2.75%, 11/5/08                 441,535
735,892    Wachovia Corp., 2.79%, 10/30/08                          735,892
147,106    Wachovia Corp., 2.85%, 10/28/08                          147,106
                                                                   $16,791,552
           Commercial Paper:

1,445,291  American Honda Finance Corp., 2.92%, 7/14/09            $1,445,291
1,468,020  ANZ Bank, 2.64%, 11/5/08                                 1,468,020
1,471,783  Commonwealth Bank Australia, 3.02%, 7/16/09              1,471,783
146,719    Dexdel, 2.7%, 11/10/08                                   146,719
1,464,726  JP Morgan Chase & Co., 1.42%, 12/3/08                    1,464,726
146,797    Met Life, Inc., 2.7%, 11/3/08                            146,797
441,500    John Deere Capital Corp., 2.82%, 12/12/08                441,500
1,471,783  HSBC USA, Inc., 3.2%, 8/14/09                            1,471,783
1,471,783  Monumental Global Funding, Ltd., 3.2%, 8/17/09           1,471,783
1,324,605  New York Life Global, 2.98%, 9/4/09                      1,324,605
140,127    Bank Bovespa NY, 2.79%, 3/12/09                          140,127
662,226    General Electric Capital Corp., 4.24%, 1/5/09            662,226
735,717    General Electric Capital Corp., 2.82%, 3/16/09           735,717
735,892    CME Group, Inc., 3.0%, 8/6/09                            735,892
272,195    IBM, 3.18%, 2/13/09                                      272,195
735,892    IBM, 3.18%, 6/26/09                                      735,892
1,324,605  Met Life Global Funding, 3.19%, 6/12/09                  1,324,605
735,527    Macquarie Bank, Ltd., 2.55%, 10/8/08                     735,527
735,527    Macquarie Bank, Ltd., 2.55%, 10/8/08                     735,527
1,471,783  U.S. Bank, 2.912%, 8/24/09                               1,471,783
1,251,016  Westpac Banking Corp., 3.74%, 6/1/09                     1,251,016
                                                                   $19,653,514


           Tri-party Repurchase Agreements:
2,943,567  ABN Amro, 1.85%, 10/1/08                                $2,943,567
1,647,662  Barclays Capital Markets, 2.11%, 9/2/08                  1,647,662
1,225,642  Deutsche Bank, 2.0%, 10/1/08                             1,225,642
                                                                   $5,816,871
           Other:
163,114    ABS CFAT 2008-A A1, 3.005%, 4/27/09                     $163,114
           Total Securities Lending Collateral                     $42,425,050
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $47,195,050)                                     $47,195,050
           TOTAL INVESTMENT IN SECURITIES - 124.8%
           (Cost  $172,030,834) (a)                                $209,542,798
           OTHER ASSETS AND LIABILITIES - (24.8)%                  $(41,607,476)
           TOTAL NET ASSETS - 100.0%                               $167,935,322


*          Non-income producing security.

(a) At September 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $173,163,482 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost        $47,008,166

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value        (10,628,850)
           Net unrealized gain                                    $36,379,316

(b)        At September 30, 2008, the following securities were out on loan:

Shares                             Security                           Value

64,000     AMB Property Corp.                                      $2,899,200
65,900     Apartment Investment & Management Co.                    2,307,818
42,900     Ashford Hospitality Trust                                173,745
61,000     AvalonBay Communities, Inc. *                            6,003,620
13,400     Boston Properties, Inc.                                  1,255,044
53,900     Brandywine Realty Trust                                  864,017
7,000      Camden Property Trust *                                  321,020
2,000      Corporate Office Properties Trust                         80,700
128,000    DCT Industrial Trust, Inc.                               958,720
1,000      Developers Diversified Realty Corp.                       31,690
38,000     Digital Realty Trust, Inc.                               1,795,500
15,000     Equity Residential Property Trust                        666,150
10,000     Extra Space Storage, Inc.                                153,600
11,000     Federal Realty Investment Trust                          941,600
108,900    General Growth Properties, Inc.                          1,644,390
20,000     Host Hotels & Resorts, Inc.                              265,800
9,550      HRPT Properties Trust                                     65,800
1,000      Kilroy Realty Corp.                                       47,790
3,000      Kimco Realty Corp.                                       110,820
3,000      Liberty Property Trust                                   112,950
54,000     The Macerich Co.                                         3,437,100
5,000      Nationwide Health Properties, Inc.                       179,900
37,000     ProLogis Trust                                           1,526,990
31,400     Realty Income Corp.                                      803,840
13,700     Regency Centers Corp.                                    913,653
87,100     Simon Property Group                                     7,575,700
28,000     UDR, Inc.                                                732,200
27,000     Vornado Realty Trust                                     2,455,650
           Total                                                   $38,325,007

(c)        Security Lending Collateral is managed by Credit Sussie.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                            Investments    Other Financial
                                            in Securities   Instruments
Level 1 - Quoted Prices                     $162,347,748           0
Level 2 - Other Significant Observable Inputs 47,195,050           0
Level 3 - Significant Unobservable Inputs        0                 0
Total                                       $209,542,798           0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.